Stock Incentive Plan (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,073,002
Remaining contract life in years, Outstanding options	6.30
Number outstanding, Weighted average exercise price	$ 46.26
Number exercisable	886,605
Remaining contract life in years, exercisable options	5.70
Number exercisable, Weighted average excercise price	$ 40.65
$16.31-$19.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	198,950
Remaining contract life in years, Outstanding options	6.54
Number outstanding, Weighted average exercise price	$ 16.62
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number exercisable	198,950
Remaining contract life in years, exercisable options	6.54
Number exercisable, Weighted average excercise price	$ 16.62
$21.36-$29.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	34,700
Remaining contract life in years, Outstanding options	1.00
Number outstanding, Weighted average exercise price	$ 21.36
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 21.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 29.37
Number exercisable	34,700
Remaining contract life in years, exercisable options	1.00
Number exercisable, Weighted average excercise price	$ 21.36
$40.26-$49.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	410,830
Remaining contract life in years, Outstanding options	5.67
Number outstanding, Weighted average exercise price	$ 45.50
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number exercisable	410,830
Remaining contract life in years, exercisable options	5.67
Number exercisable, Weighted average excercise price	$ 45.50
$51.67 - $72.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	428,522
Remaining contract life in years, Outstanding options	7.22
Number outstanding, Weighted average exercise price	$ 62.68
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 72.95
Number exercisable	242,125
Remaining contract life in years, exercisable options	5.74
Number exercisable, Weighted average excercise price	$ 54.95